Consolidated income statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
Profit or loss [abstract]
Net interest expense		£ 2,151	£ 1,904	[1]	£ 1,754
– interest income	[2],[3]	17,782	6,535	[1]	3,149
– interest expense	[4]	(15,631)	(4,631)	[1]	(1,395)
Net fee income		1,229	1,295	[1]	1,413
– fee income		2,594	2,593	[1]	2,706
– fee expense		(1,365)	(1,298)	[1]	(1,293)
Net income from financial instruments held for trading or managed on a fair value basis		3,395	2,875	[1]	1,733
Net insurance premium income		1,168	(1,370)	[1]	1,214
Changes in fair value of long-term debt and related derivatives		(63)	102	[1]	(8)
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		284	143	[1]	493
Net (losses)/ gains from financial investments		(84)	(60)	[1]	60
Net insurance premium income		0	0	[1]	1,906
Gains/(losses) recognised on Assets held for sale	[5],[6]	296	(1,947)	[1]	67
Amounts recognised in profit or loss		(1,184)	1,106	[1]	0
Insurance service result		124	121	[1]	0
– Insurance revenue		379	361	[1]	0
– Insurance service expense		(255)	(240)	[1]	0
Other operating income	[5]	190	135	[1]	527
Total operating income		7,506	4,304	[1]	9,159
Net insurance claims, benefits paid and movement in liabilities to policyholders		0	0	[1]	(3,039)
Net operating income before change in expected credit losses and other credit impairment charges	[7]	7,506	4,304	[1]	6,120
Change in expected credit losses and other credit impairment charges		(169)	(222)	[1]	174
Net operating income		7,337	4,082	[1]	6,294
Total operating expenses		(5,142)	(5,251)	[1]	(5,462)
– employee compensation and benefits		(1,706)	(1,698)	[1]	(2,023)
– general and administrative expenses		(3,375)	(3,425)	[1]	(3,265)
– depreciation and impairment of property, plant and equipment and right of use assets		(45)	(103)	[1]	(110)
– amortisation and impairment of intangible assets		(16)	(25)	[1]	(64)
Operating profit/ (loss)		2,195	(1,169)	[1]	832
Share of (loss)/profit in associates and joint ventures		(43)	(30)	[1],[8]	191	[8]
Profit/(loss) before tax		2,152	(1,199)	[1],[8]	1,023	[8]
Tax (charge)/ credit		(427)	646	[1]	23
Profit/(loss) for the year		1,725	(553)	[9]	1,046
Profit/ (loss) attributable to the parent company		1,703	(563)	[1]	1,041
Profit attributable to non-controlling interests		£ 22	£ 10	[1]	£ 5

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.
[2]	Interest income includes £16,484m (2022: £5,512m; 2021: £1,986m) of interest recognised on financial assets measured at amortised cost; £42m (2022: £422m; 2021: £659m) of negative interest recognised on financial liabilities and £1,256m (2022: £601m; 2021: £504m) of interest recognised on financial assets measured at fair value through other comprehensive income. Include within this is £117m (2022: £59m; 2021: £61m) interest recognised on impaired financial assets.
[3]	Interest revenue calculated using the effective interest method comprises interest recognised on financial assets measured at either amortised cost or fair value through other comprehensive income.
[4]	Interest expense includes £14,226m (2022: £3,740m; 2021: £616m) of interest on financial liabilities, excluding interest on financial liabilities held for trading or designated or otherwise mandatorily measured at fair value.
[5]	In 2022, a £0.2bn impairment loss on the planned sale of our business in Russia was recognised upon classification as held for sale in accordance with IFRS 5. As at 31 December 2023, the outcome of the planned sale become less certain. This resulted in the reversal of £0.2bn of the previously recognised loss, as the business was no longer classified as held for sale. However, owing to restrictions impacting the recoverability of assets in Russia, we recognised a charge of £0.2bn in other operating income.
[6]	In relation to the sale of our retail banking operations in France, we recognised a £1.7bn impairment loss in 3Q22 on initial classification of the business as held-for-sale. In 1Q23, we reversed the £1.7bn impairment loss as the sale became less certain. On subsequent re-classification of the business as held-for-sale in 4Q23, we recognised a £1.5bn impairment loss.
[7]	Net operating income before change in expected credit losses and other credit impairment charges is also referred to as 'revenue'.
[8]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year 31 December 2021 is prepared on an IFRS 4 basis.
[9]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.